Employees’ End-of-Service Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Employees End-of-Service Benefits [Abstract]
EMPLOYEES’ END-OF-SERVICE BENEFITS

12. EMPLOYEES’ END-OF-SERVICE BENEFITS

	June 30, 2025		December 31, 2024
	USD	AED	AED
Balance at the beginning of the year	166,606	611,777	412,678
Add: provided for the period*	26,187	96,160	355,819
Less: paid during the period	(15,996)	(58,738)	(156,720)
Balance at the end of the period	176,797	649,199	611,777

*	As per the court ruling on December 10, 2024, a payment of AED 142,326 was made to Arsalan Masood as part of his end of service benefits. This amount represents the actual expense recognized in accordance with the legal decision. The stated amount has already been deducted from the advance payment account. The remaining balance will be transferred to our bank by the court in 2025.

13. EMPLOYEES’ END-OF-SERVICE BENEFITS

	December 31, 2024		December 31, 2023
	USD	AED	AED
Balance at the beginning of the year	112,385	412,678	274,586
Add: provided for the period*	96,901	355,819	189,040
Less: paid during the period	(42,680)	(156,720)	(50,948)
Balance at the end of the period	166,606	611,777	412,678

*	As per the court ruling on December 10, 2024, a payment of AED 142,326 was made to Arsalan Masood as part of his end of service benefits. This amount represents the actual expense recognized in accordance with the legal decision. The stated amount has already been deducted from the advance payment account. The remaining balance will be transferred to our bank by the court in 2025.